Stock-Based Compensation - Schedule of Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock-Based Compensation [Line Items]
Share-based compensation	$ 5,141,560
General and Administrative Expenses [Member]
Schedule of Stock-Based Compensation [Line Items]
Share-based compensation	$ 5,141,560